Condensed Consolidated Statements of Operations - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenue under licensing agreements		$ 0	$ 0	$ 925	$ 0
Operating expenses:
Research and development		16,285	11,606	45,570	32,210
General and administrative		5,895	3,613	16,448	8,640
Total operating expenses		22,180	15,219	62,018	40,850
Other income (expense):
Interest income		1,842	650	6,197	2,170
Interest expense		(3)	(4)	(10)	(9)
Other income		143	0	430	0
Other expense		(19)	(4)	(1,154)	(11)
Net loss		$ (20,217)	$ (14,577)	$ (55,630)	$ (38,700)
Earnings Per Share [Abstract]
Net income (loss) per share, basic (in dollars per share)	[1]	$ (1.19)	$ (32.67)	$ (3.29)	$ (87.66)
Net income (loss) per share, diluted (in dollars per share)	[1]	$ (1.19)	$ (32.67)	$ (3.29)	$ (87.66)
Weighted-average shares outstanding used in computing net income (loss) per share, basic (in shares)	[1]	16,953,443	446,255	16,932,976	441,498
Weighted-average shares outstanding used in computing net income (loss) per share, diluted (in shares)	[1]	16,953,443	446,255	16,932,976	441,498

[1]	For the three and nine months ended September 30, 2023, net loss per share information is presented for the Company’s then outstanding Class A common stock. For the three and nine months ended September 30, 2024, net loss per share information is presented for the Company’s common stock. See Note 1, Reverse Merger and Pre-Closing Financing and Note 3, Net Loss Per Share Attributable to Common Stockholders, for additional information.